Receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [Abstract]
Disclosure of receivables [Text block]
Table of Contents

Note 16Receivables

Non-current receivables

Non-current receivables are associated mainly with customer financing in Diagnosis & Treatment businesses amounting to EUR 47 million (2016: EUR 47 million) and insurance receivables in Legacy Items in the US amounting to EUR 47 million (2016: EUR 55 million).

Current receivables

Current receivables at December 31, 2017 included accounts receivable net of EUR 3,609 million, accounts receivable other of EUR 278 million and accounts receivable from investments in associates of EUR 22 million.

The accounts receivable, net, per segment are as follows:

Philips Group
Accounts receivables-net
in millions of EUR
2016 - 2017
	2016	2017
Personal Health	1,266	1,341
Diagnosis & Treatment	1,476	1,489
Connected Care & Health Informatics	664	706
HealthTech Other	81	72
Lighting	1,477
Legacy Items	28
Accounts receivable-net	4,992	3,609

The aging analysis of accounts receivable, net, is set out below:

Philips Group
Aging analysis
in millions of EUR
2016 - 2017
	2016	2017
Current	4,273	3,046
Overdue 1-30 days	267	256
Overdue 31-180 days	310	242
Overdue > 180 days	142	63
Accounts receivable-net	4,992	3,609

The above net accounts receivable represent current and overdue but not impaired receivables.

The changes in the allowance for doubtful accounts receivable are as follows:

Philips Group
Allowance for doubtful accounts receivable
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	227	301	318
Additions charged to expense	78	76	41
Deductions from allowance [1] )	(25)	(64)	(36)
Transfer to assets held for sale			(92)
Other movements	21	5	(16)
Balance as of December 31	301	318	215
1)Write-offs for which an allowance was previously provided

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due.

Included in the above balances as per December 31, 2017 are allowances for individually impaired receivables of EUR 197 million (2016: EUR 289 million; 2015: EUR 272 million).